Document	Oct. 07, 2026
Cover Document [Abstract]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	FEDERAL HOME LOAN BANK OF BOSTON
Entity Central Index Key	0001331463
Entity File Number	000-51402
Entity Tax Identification Number	04-6002575
Entity Address, Address Line One	800 Boylston Street
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	(617)
Local Phone Number	292-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X1